Financial Instruments - Estimated Fair Values Of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Book Value
Financial Instruments
Cash and cash equivalents	$ 139,170	$ 77,275
Due from related parties	20,512	17,970
Equity investment in ZIM	0
Long-term debt, including current portion	1,423,812	1,666,156
Book Value | ZIM | Notes
Financial Instruments
Notes	20,078	21,044
Book Value | HMM | Notes
Financial Instruments
Notes	11,377	7,847
Fair Value
Financial Instruments
Cash and cash equivalents	139,170	77,275
Due from related parties	20,512	17,970
Equity investment in ZIM	0
Long-term debt, including current portion	1,423,812	1,666,156
Fair Value | ZIM | Notes
Financial Instruments
Notes	20,078	21,044
Fair Value | HMM | Notes
Financial Instruments
Notes	$ 11,377	$ 7,847